Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of financial instruments breakdown by category

					2022
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	15	497,826	-	-	497,826
Financial investments		18,062	-	-	18,062
Other financial instruments	16 (a)	-	7,443	-	7,443
Trade accounts receivables	17	53,123	170,617	-	223,740
Investments in equity instruments	14 (c)	-	-	7,115	7,115
Related parties (i)	20 (a)	2	-	-	2
		569,013	178,060	7,115	754,188
					2022
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Loans and financings	24 (a)	1,578,864	90,395	-	1,669,259
Lease liabilities	23 (b)	5,021	-	-	5,021
Other financial instruments	16 (a)	-	31,851	-	31,851
Trade payables	25	413,856	-	-	413,856
Confirming payables	26	216,392	-	-	216,392
Use of public assets (ii)		23,263	-	-	23,263
Related parties (ii)	20 (a)	1,033	-	-	1,033
		2,238,429	122,246	-	2,360,675

					2021
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Cash and cash equivalents	15	743,817	-	-	743,817
Financial investments		19,202	-	-	19,202
Other financial instruments	16 (a)	-	16,394	-	16,394
Trade accounts receivables	17	84,969	146,205	-	231,174
Investments in equity instruments	14 (c)	-	-	3,723	3,723
Related parties (i)	20 (a)	2	-	-	2
		847,990	162,599	3,723	1,014,312

					2021
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Loans and financings	24 (a)	1,610,638	88,677	-	1,699,315
Lease liabilities	23 (b)	19,639	-	-	19,639
Other financial instruments	16 (a)	-	22,925	-	22,925
Trade payables	25	411,818	-	-	411,818
Confirming payables	26	232,860	-	-	232,860
Use of public assets (ii)		24,384	-	-	24,384
Related parties (ii)	20 (a)	393	-	-	393
		2,299,732	111,602	-	2,411,334

(i)	Classified as Other assets in the consolidated balance sheet.
(ii)	Classified as Other liabilities in the consolidated balance sheet.